Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Central Index Key	0001035018
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Dec. 31, 2012